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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.): [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      W.P. Stewart & Co., Ltd.
Address:   43 Cedar Avenue, P.O. Box HM 2905
           Hamilton HM 12
           Bermuda

Form 13F File Number: 28-1432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lisa D. Levey
Title:   General Counsel, Assistant Secretary
Phone:   212-750-8585

Signature, Place, and Date of Signing:

       /s/ LISA D. LEVEY         New York, NY         13 November 2000
      ---------------------      -----------------    ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:

Number of Other Included Managers:                     0
                                          --------------
Form 13F Information Table Entry Total:               45
                                          --------------
Form 13F Information Table Value Total:   $       10,837
                                          --------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                                     FORM 13F INFORMATION TABLE
                                               REPORTING MANAGER: W.P. STEWART & CO., LTD.
DATE AS OF 9/30/00

COLUMN 1                      COLUMN 2            COLUMN 3    COLUMN 4         COLUMN 5    COLUMN 6 COLUMN 7      COLUMN 8
--------                      --------            --------    --------         --------    -------- --------      --------
                                                              Market
                                                               Value     Shares/      Put/ Investm   Other
Name Of issuer                Title Of Class      Cusip        x1000 Prn Amt SH/Prn   Call Discret  Managers Sole Shared     None
--------------                --------------      -----        ----- ---------------- ---- -------  -------- ---- ------     -----
AUTOMATIC DATA PROCESSING INC COMMON STOCK        053015103  1268653    18970518 SH          SOLE                          18970518
AUTOZONE INC                  COMMON STOCK        053332102   129999     5729969 SH          SOLE                           5729969
CVS CORP                      COMMON STOCK        126650100   503795    10878165 SH          SOLE                          10878165
CISCO SYSTEMS INC             COMMON STOCK        17275R102    80530     1457555 SH          SOLE                           1457555
COCA-COLA CO                  COMMON STOCK        191216100    50706      919830 SH          SOLE                            919830
COSTCO WHOLESALE CORP-NEW     COMMON STOCK        22160K105    18538      530600 SH          SOLE                            530600
DELL COMPUTER CORP            COMMON STOCK        247025109   441587    14331434 SH          SOLE                          14331434
WALT DISNEY CO HOLDING CO     COMMON STOCK        254687106    71799     1877104 SH          SOLE                           1877104
DOLLAR GENERAL CORP           COMMON STOCK        256669102   507963    30326124 SH          SOLE                          30326124
EMC CORP-MASS                 COMMON STOCK        268648102    60710      610150 SH          SOLE                            610150
FIRST DATA CORP               COMMON STOCK        319963104   336070     8603404 SH          SOLE                           8603404
GAP INC                       COMMON STOCK        364760108   109511     5441543 SH          SOLE                           5441543
GATEWAY INC                   COMMON STOCK        367626108   237660     4925601 SH          SOLE                           4925601
GENERAL ELECTRIC CO           COMMON STOCK        369604103   243931     4219353 SH          SOLE                           4219353
GILLETTE CO                   COMMON STOCK        375766102    43217     1399749 SH          SOLE                           1399749
HOME DEPOT INC                COMMON STOCK        437076102   133178     2515760 SH          SOLE                           2515760
INTEL CORP                    COMMON STOCK        458140100   547091    13163094 SH          SOLE                          13163094
JOHNSON & JOHNSON             COMMON STOCK        478160104   251106     2673122 SH          SOLE                           2673122



KOHLS CORP                    COMMON STOCK        500255104    73689     1277390 SH          SOLE                           1277390
ESTEE LAUDER COMPANIES INC    COMMON STOCK        518439104      831       22680 SH          SOLE                             22680
ELI LILLY & CO                COMMON STOCK        532457108   117938     1453780 SH          SOLE                           1453780
LINEAR TECHNOLOGY CORP        COMMON STOCK        535678106   144752     2235554 SH          SOLE                           2235554
MARRIOTT INTERNATIONAL INC NEWCOMMON STOCK        571903202   320999     8809580 SH          SOLE                           8809580
MAXIM INTEGRATED PRODS INC    COMMON STOCK        57772K101     4120       51215 SH          SOLE                             51215
MCDONALDS CORP                COMMON STOCK        580135101   200171     6630934 SH          SOLE                           6630934
MEDTRONIC INC                 COMMON STOCK        585055106     1554       30000 SH          SOLE                             30000
MERCK & CO INC                COMMON STOCK        589331107   646105     8679828 SH          SOLE                           8679828
MICROSOFT CORP                COMMON STOCK        594918104   281868     4673467 SH          SOLE                           4673467
NEW YORK TIMES CO-CL A        COMMON STOCK        650111107   270147     6871792 SH          SOLE                           6871792
***NOKIA CORP-SPONSORED ADR   COMMON STOCK        654902204   187298     4682462 SH          SOLE                           4682462
NORTHERN TRUST CORP           COMMON STOCK        665859104   165774     1865245 SH          SOLE                           1865245
PFIZER INC                    COMMON STOCK        717081103   687806    15311789 SH          SOLE                          15311789
PROCTER & GAMBLE CO           COMMON STOCK        742718109    32672      487642 SH          SOLE                            487642
SAFEWAY INC                   COMMON STOCK        786514208    35734      765390 SH          SOLE                            765390
SERVICEMASTER CO (THE)        COMMON STOCK        81760N109    29550     2992375 SH          SOLE                           2992375
STARBUCKS CORP                COMMON STOCK        855244109   340137     8490170 SH          SOLE                           8490170
STATE STREET CORP             COMMON STOCK        857477103   294739     2265480 SH          SOLE                           2265480
STRYKER CORP                  COMMON STOCK        863667101   611496    14241528 SH          SOLE                          14241528
SUN MICROSYSTEMS INC          COMMON STOCK        866810104    19485      166897 SH          SOLE                            166897
SYSCO CORP                    COMMON STOCK        871829107   149084     3219088 SH          SOLE                           3219088
VIACOM INC-CL B FORMLY NON VTGCOMMON STOCK        925524308   396160     6771962 SH          SOLE                           6771962
WAL-MART STORES INC           COMMON STOCK        931142103    34870      724574 SH          SOLE                            724574
WALGREEN CO                   COMMON STOCK        931422109   465814    12278452 SH          SOLE                          12278452
WM WRIGLEY JR CO              COMMON STOCK        982526105    65022      868404 SH          SOLE                            868404
XILINX INC                    COMMON STOCK        983919101   223410     2609169 SH          SOLE                           2609169

                                                             1083721                      No.of Other Managers      0
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